Fair Value Measurement - Reconciliations of assets (Details) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	USD ($)
Fair Value Measurement
Balance at December 31, 2020	¥ 1,388,916	$ 217,951
Net unrealized fair value	(67,065)	(10,524)
Foreign currency translation adjustments	(30,950)		$ (4,856)
Balance at December 31, 2021	¥ 1,290,901	$ 202,571